Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000108407 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108407 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000108407 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000108407 | 032095101 | Amphenol Corporation, A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000108407 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108407 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108407 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108407 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108407 | 404280406 | HSBC Holdings plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108407 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108407 | Materials013872106
Holdings [Line Items]
Percent of Total Investments	94.70%
C000108407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108407 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000108407 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108407 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108407 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108407 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000108407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000108407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000108407 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000108408 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108408 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000108408 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000108408 | 032095101 | Amphenol Corporation, A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000108408 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108408 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108408 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108408 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108408 | 404280406 | HSBC Holdings plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108408 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000108408 | Materials013872106
Holdings [Line Items]
Percent of Total Investments	94.70%
C000108408 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.30%
C000108408 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000108408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108408 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000108408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000108408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000108408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000108408 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000142551 | 219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000142551 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000142551 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000142551 | 032095101 | Amphenol Corporation, A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142551 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000142551 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142551 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142551 | 859241101 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142551 | 404280406 | HSBC Holdings plc - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142551 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142551 | Materials013872106
Holdings [Line Items]
Percent of Total Investments	94.70%
C000142551 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.30%
C000142551 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142551 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142551 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000142551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000142551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000142551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000142551 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000142728 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142728 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142728 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000142728 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142728 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142728 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142728 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142728 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142728 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000142729 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142729 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142729 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000142729 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142729 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142729 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142729 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142729 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142729 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142729 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000142730 | 65342K105 | NextDecade Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000142730 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142730 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000142730 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142730 | 92333F101 | Venture Global, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142730 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142730 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 958669103 | Western Midstream Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142730 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142730 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000102754 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000102754 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000102754 | 84615Q103 | Space Exploration Technologies Corporation, CLASS A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102754 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102754 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102754 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102754 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102754 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102754 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102754 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102754 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.70%
C000102754 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102754 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000102754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102754 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000102754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102754 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000102754 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	82.30%
C000102754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102755 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000102755 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000102755 | 84615Q103 | Space Exploration Technologies Corporation, CLASS A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102755 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000102755 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102755 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000102755 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102755 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000102755 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102755 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102755 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.70%
C000102755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102755 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000102755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000102755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000102755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000102755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000102755 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	82.30%
C000102755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142548 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000142548 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000142548 | 84615Q103 | Space Exploration Technologies Corporation, CLASS A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000142548 | 56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142548 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142548 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142548 | 89377M109 | TransMedics Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142548 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142548 | 34959E109 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142548 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142548 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	17.70%
C000142548 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142548 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000142548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142548 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000142548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000142548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000142548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000142548 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000142548 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	82.30%
C000142548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111981 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111981 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111981 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111981 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111981 | 064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111981 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111981 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111981 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111981 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000111981 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111981 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111981 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000111981 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000111981 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000111981 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000111981 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	99.00%
C000111982 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111982 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000111982 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111982 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111982 | 064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111982 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111982 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111982 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111982 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000111982 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111982 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111982 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111982 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000111982 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000111982 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000111982 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111982 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000111982 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000111982 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	99.00%
C000142553 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000142553 | 92537N108 | Vertiv Holdings Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142553 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000142553 | 571903202 | Marriott International Inc, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142553 | 064058100 | Bank of New York Mellon Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142553 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142553 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142553 | 443201108 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142553 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142553 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142553 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142553 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000142553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000142553 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000142553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000142553 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000142553 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	99.00%
C000102760 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102760 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102760 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102760 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102760 | 641069406 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102760 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102760 | 80105N105 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102760 | 02079K107 | Alphabet, Inc., C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102760 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102760 | 874060205 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102760 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000102760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102760 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000102760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102760 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	88.20%
C000102760 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.50%
C000102760 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102760 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102760 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102761 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102761 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102761 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102761 | 641069406 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102761 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102761 | 80105N105 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102761 | 02079K107 | Alphabet, Inc., C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102761 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102761 | 874060205 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102761 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000102761 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000102761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102761 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000102761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000102761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102761 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102761 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	88.20%
C000102761 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.50%
C000102761 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.60%
C000102761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102761 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142550 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142550 | 98149E303 | SPDR Gold MiniShares Trust
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142550 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142550 | 641069406 | Nestle S.A. - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142550 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142550 | 80105N105 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142550 | 02079K107 | Alphabet, Inc., C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142550 | 88162G103 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142550 | 874060205 | Takeda Pharmaceutical Company Ltd. - ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142550 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000142550 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142550 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000142550 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000142550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142550 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000142550 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000142550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000142550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142550 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000142550 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142550 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	88.20%
C000142550 | Fixed Income - Other78468R663
Holdings [Line Items]
Percent of Total Investments	5.50%
C000142550 | Consumer Staples5076705
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142550 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142550 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.00%